Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - Non-consolidated VIEs [Member] - JPY (¥) ¥ in Millions	Sep. 30, 2016	Mar. 31, 2016
Variable Interest Entity [Line Items]
Total assets	¥ 137,858,779	¥ 148,098,664
Maximum exposure	15,686,290	16,662,262
On-balance sheet assets, Total assets	12,289,418	13,192,843
On-balance sheet assets, Trading account assets	1,084,452	1,085,485
On-balance sheet assets, Investment securities	3,047,440	3,175,746
On-balance sheet assets, Loans	8,062,333	8,850,990
On-balance sheet assets, All other assets	95,193	80,622
On-balance sheet liabilities, Total liabilities	5,547	2,476
On-balance sheet liabilities, All other liabilities	5,547	2,476
Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	25,496,090	24,365,580
Maximum exposure	4,988,788	5,084,901
On-balance sheet assets, Total assets	3,755,315	3,911,356
On-balance sheet assets, Trading account assets	1,602	3,339
On-balance sheet assets, Investment securities	1,023,541	986,655
On-balance sheet assets, Loans	2,730,172	2,921,362
On-balance sheet liabilities, Total liabilities	37	300
On-balance sheet liabilities, All other liabilities	37	300
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	26,143,930	24,677,641
Maximum exposure	1,288,930	1,303,413
On-balance sheet assets, Total assets	1,077,650	1,164,069
On-balance sheet assets, Trading account assets	169,536	194,167
On-balance sheet assets, Investment securities	659,801	613,109
On-balance sheet assets, Loans	247,283	346,883
On-balance sheet assets, All other assets	1,030	9,910
Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	33,427,107	38,385,274
Maximum exposure	3,978,920	4,396,638
On-balance sheet assets, Total assets	3,058,911	3,189,575
On-balance sheet assets, Trading account assets	386,883	333,681
On-balance sheet assets, Investment securities	97,445	93,104
On-balance sheet assets, Loans	2,560,835	2,746,549
On-balance sheet assets, All other assets	13,748	16,241
On-balance sheet liabilities, Total liabilities	1,990	1,403
On-balance sheet liabilities, All other liabilities	1,990	1,403
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	8,879,718	9,276,260
Maximum exposure	2,090,906	2,425,336
On-balance sheet assets, Total assets	1,937,084	2,240,054
On-balance sheet assets, Trading account assets	411,000	430,688
On-balance sheet assets, Investment securities	1,199,283	1,415,883
On-balance sheet assets, Loans	326,801	393,483
Others [Member]
Variable Interest Entity [Line Items]
Total assets	43,911,934	51,393,909
Maximum exposure	3,338,746	3,451,974
On-balance sheet assets, Total assets	2,460,458	2,687,789
On-balance sheet assets, Trading account assets	115,431	123,610
On-balance sheet assets, Investment securities	67,370	66,995
On-balance sheet assets, Loans	2,197,242	2,442,713
On-balance sheet assets, All other assets	80,415	54,471
On-balance sheet liabilities, Total liabilities	3,520	773
On-balance sheet liabilities, All other liabilities	¥ 3,520	¥ 773